Potomac Tactical Rotation Fund
		Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

MONEY MARKET FUNDS
152,205,780	Goldman Sachs FS Government Fund Institutional - 4.22% * +	$152,205,780	100.09%

Total for Money Market Funds (Cost - $152,205,780)

	Total Investments (Cost - $152,205,780)	152,205,780	100.09%

	Liabilities in Excess of Other Assets	(133,940)	-0.09%

	Net Assets	$152,071,839	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://am.gs.com/en-us/institutions/documents?selectedTab=fundsDocuments
+ The rate shown represents the 7-day yield at March 31, 2025.